Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by nature
Summary of detailed information about expenses by nature

	For the six months ended June 30,
(Euro thousands)	2025	2024
Personnel costs	71,105	80,688
Raw materials, consumables and finished goods used	30,227	50,419
Changes in inventories of finished goods and work in progress	14,534	4,276
Depreciation and amortization	21,311	22,456
Freight and selling expenses	17,903	21,446
Professional service fees	17,554	17,292
Net foreign exchange losses / (gains)	10,302	(3,353)
Lease expenses	10,264	12,549
Advertising and marketing expenses	7,261	14,326
Studies and research expenses	3,957	2,388
Office expenses	2,004	3,010
Travel expenses	1,598	1,651
Taxes and surcharges	1,280	2,601
Fair value changes on warrants	(678)	(2,851)
Reversal of provisions and impairment	(3,049)	(2,220)
Other	8,553	6,119
Total expenses	214,126	230,797